Schedule of Investments (unaudited) October 31, 2019	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Lockheed Martin Corp.	50	$18,834
Northrop Grumman Corp.	60	21,149

		39,983

Biotechnology — 3.2%
Bio-Rad Laboratories Inc., Class A(a)	60	19,897
Exact Sciences Corp.(a)	389	33,843
Guardant Health Inc.(a)	136	9,452
Illumina Inc.(a)	560	165,491
NeoGenomics Inc.(a)	300	6,879
Veracyte Inc.(a)	175	4,013

		239,575

Commercial Services — 0.6%
AMN Healthcare Services Inc.(a)	165	9,695
Bright Horizons Family Solutions Inc.(a)	80	11,882
Career Education Corp.(a)(b)	145	2,053
Grand Canyon Education Inc.(a)	77	7,081
HMS Holdings Corp.(a)	325	10,624
Strategic Education Inc.	25	3,076

		44,411

Computers — 0.1%
MAXIMUS Inc.	149	11,434

Electrical Components & Equipment — 0.1%
Novanta Inc.(a)	55	4,898

Electronics — 1.3%
Agilent Technologies Inc.	638	48,328
OSI Systems Inc.(a)	45	4,466
PerkinElmer Inc.	237	20,373
Waters Corp.(a)	102	21,585

		94,752

Engineering & Construction — 0.1%
AECOM(a)	105	4,201

Health Care – Products — 50.0%
Abbott Laboratories	6,055	506,259
ABIOMED Inc.(a)	155	32,175
Align Technology Inc.(a)	125	31,536
AngioDynamics Inc.(a)	120	1,836
AtriCure Inc.(a)	120	3,191
Atrion Corp.	5	4,217
Avanos Medical Inc.(a)	100	4,404
Avantor Inc.(a)	214	3,041
Axogen Inc.(a)	55	684
Baxter International Inc.	940	72,098
Becton Dickinson and Co.	992	253,952
Bio-Techne Corp.	70	14,572
BioTelemetry Inc.(a)(b)	115	4,526
Boston Scientific Corp.(a)	5,841	243,570
Bruker Corp.	190	8,455
Cardiovascular Systems Inc.(a)	105	4,675
CareDx Inc.(a)	137	3,591
Cooper Companies Inc. (The)	175	50,925
Cutera Inc.(a)	35	1,102
Danaher Corp.	1,621	223,406
Dentsply Sirona Inc.	465	25,473
Edwards Lifesciences Corp.(a)	858	204,530
Genomic Health Inc.(a)	60	4,001

Security	Shares	Value

Health Care – Products (continued)
Glaukos Corp.(a)	70	$4,468
Globus Medical Inc., Class A(a)	295	15,449
Haemonetics Corp.(a)	120	14,488
Henry Schein Inc.(a)	433	27,099
Hill-Rom Holdings Inc.	200	20,938
Hologic Inc.(a)	820	39,614
ICU Medical Inc.(a)	50	8,080
IDEXX Laboratories Inc.(a)	205	58,427
Inogen Inc.(a)	65	3,538
Inspire Medical Systems Inc.(a)	62	3,781
Insulet Corp.(a)	224	32,552
Integer Holdings Corp.(a)	75	5,808
Integra LifeSciences Holdings Corp.(a)	210	12,193
Intersect ENT Inc.(a)	55	980
Intuitive Surgical Inc.(a)	458	253,251
iRhythm Technologies Inc.(a)	70	4,677
LeMaitre Vascular Inc.	55	1,903
LivaNova PLC(a)	181	12,802
Luminex Corp.	115	2,357
Masimo Corp.(a)	185	26,971
Medtronic PLC	5,217	568,131
Merit Medical Systems Inc.(a)	170	3,511
Natus Medical Inc.(a)	105	3,536
Nevro Corp.(a)	80	6,896
Novocure Ltd.(a)	125	8,955
NuVasive Inc.(a)	180	12,697
OraSure Technologies Inc.(a)	195	1,665
Orthofix Medical Inc.(a)	59	2,480
Penumbra Inc.(a)	105	16,377
Quidel Corp.(a)	100	5,690
ResMed Inc.	510	75,439
STAAR Surgical Co.(a)	134	4,393
Steris PLC	124	17,555
Stryker Corp.	1,267	274,014
Tactile Systems Technology Inc.(a)	67	3,043
Tandem Diabetes Care Inc.(a)(b)	124	7,636
Teleflex Inc.	169	58,712
Thermo Fisher Scientific Inc.	874	263,931
Varex Imaging Corp.(a)	85	2,551
Varian Medical Systems Inc.(a)	230	27,786
Wright Medical Group NV(a)	290	6,032
Zimmer Biomet Holdings Inc.	655	90,541

		3,713,166

Health Care – Services — 27.9%
Acadia Healthcare Co. Inc.(a)	320	9,597
Addus HomeCare Corp.(a)	42	3,537
Amedisys Inc.(a)	150	19,278
Anthem Inc.	827	222,529
Centene Corp.(a)	1,430	75,904
Charles River Laboratories International Inc.(a)	45	5,849
Chemed Corp.	43	16,938
Cigna Corp.(a)	955	170,429
DaVita Inc.(a)	462	27,073
Encompass Health Corp.	451	28,873
Ensign Group Inc. (The)	230	9,718
HCA Healthcare Inc.	1,103	147,295
Humana Inc.	540	158,868
Invitae Corp.(a)(b)	246	3,963
IQVIA Holdings Inc.(a)	300	43,326
Laboratory Corp. of America Holdings(a)	337	55,528

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care – Services (continued)
LHC Group Inc.(a)	123	$13,649
MEDNAX Inc.(a)	465	10,211
Molina Healthcare Inc.(a)	93	10,941
Natera Inc.(a)	216	8,320
National HealthCare Corp.	40	3,287
Pennant Group Inc. (The)(a)	115	2,069
Quest Diagnostics Inc.	492	49,815
Select Medical Holdings Corp.(a)	560	10,203
Syneos Health Inc.(a)	60	3,009
Teladoc Health Inc.(a)	160	12,256
Tenet Healthcare Corp.(a)	445	11,276
U.S. Physical Therapy Inc.	60	8,488
UnitedHealth Group Inc.	3,295	832,647
Universal Health Services Inc., Class B	319	43,850
WellCare Health Plans Inc.(a)	181	53,685

		2,072,411

Household Products & Wares — 0.3%
Church & Dwight Co. Inc.	283	19,793

Internet — 0.0%
HealthStream Inc.(a)	85	2,385

Pharmaceuticals — 11.3%
AbbVie Inc.	329	26,172
Akorn Inc.(a)	125	624
Allergan PLC	421	74,142
AmerisourceBergen Corp.	398	33,981
Bausch Health Companies Inc.(a)	90	2,236
Cardinal Health Inc.	881	43,566
CVS Health Corp.	3,660	242,987
DexCom Inc.(a)	305	47,043
Diplomat Pharmacy Inc.(a)	230	1,251
Johnson & Johnson	1,727	228,033
McKesson Corp.	455	60,515
Option Care Health Inc.(a)(b)	945	3,345
Pfizer Inc.	1,401	53,756
PRA Health Sciences Inc.(a)	70	6,840
Premier Inc., Class A(a)(b)	235	7,656
Zoetis Inc.	44	5,629

		837,776

Real Estate Investment Trusts — 2.4%
Healthpeak Properties Inc.	668	25,130
LTC Properties Inc.	75	3,889

Security	Shares	Value

Real Estate Investment Trusts (continued)
Medical Properties Trust Inc.	1,155	$23,943
National Health Investors Inc.	100	8,579
Omega Healthcare Investors Inc.	335	14,753
Physicians Realty Trust	410	7,655
Sabra Health Care REIT Inc.	400	9,840
Ventas Inc.	555	36,131
Welltower Inc.	548	49,698

		179,618

Retail — 0.8%
Walgreens Boots Alliance Inc.	1,072	58,724

Software — 0.9%
Allscripts Healthcare Solutions Inc.(a)	453	4,956
Cerner Corp.	892	59,871
Evolent Health Inc., Class A(a)	245	1,867
Tabula Rasa HealthCare Inc.(a)	50	2,547

		69,241

Total Common Stocks — 99.5% (Cost: $6,512,805)		7,392,368

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	30,595	30,610
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	32,000	32,000

		62,610

Total Short-Term Investments — 0.9% (Cost: $62,607)		62,610

Total Investments in Securities — 100.4% (Cost: $6,575,412)		7,454,978

Other Assets, Less Liabilities — (0.4)%		(26,388)

Net Assets — 100.0%		$7,428,590

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	249,945	(219,350)	30,595	$30,610	$119	(a)	$15	$(3)
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	(18,000)	32,000	32,000	208		—	—

				$62,610	$327		$15	$(3)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Healthcare Staples ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,392,368	$—	$—	$7,392,368
Money Market Funds	62,610	—	—	62,610

	$7,454,978	$—	$—	$7,454,978

3